Long-Term Debt - Schedule of Long - Term Debt (Table (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Total Sale and Leaseback Agreements	$ 87,313	$ 107,252
Total borrowings	691,099
Less: Current portion of long-term debt	(145,276)	(193,253)
Less: Deferred financing costs (u)	(7,042)	(10,750)	$ (15,136)
Sale and Leaseback Agreement Minsheng- $44,500 (l) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	44,500	(0)
Sale and Leaseback Agreement CMBFL - $120,000 (m) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	42,813	64,438
Sale and Leaseback Agreement - CMBFL $54,000 (n) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	(0)	36,018
Sale and Leaseback Agreement - Neptune $14,735 (o) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	(0)	6,796
Total Credit Facilities [Member]
Line of Credit Facility [Line Items]
Total borrowings	603,786	715,926
Non-current portion of Long-Term Debt [Member]
Line of Credit Facility [Line Items]
Total borrowings	691,099	823,178
Less: Current portion of long-term debt	(136,559)	(164,888)
Less: Current portion of Sale and Leaseback Agreements (l,m,n,0)	(8,717)	(28,365)
Less: Deferred financing costs (u)	(7,042)	(10,750)
Non-current portion of Long-Term Debt	538,781	619,175
2024 Senior Secured Term Loan Facility (a) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	288,000	(0)
Macquarie loan (b) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	23,500	66,000
2027 Secured Notes (c) [Member]
Line of Credit Facility [Line Items]
Senior Notes	231,875	284,375
E.SUN, MICB, Cathay, Taishin Credit Facility (d) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	8,300	28,500
Sinopac Credit Facility (e) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	(0)	8,220
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (f) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	52,111	73,283
Deutsche Credit Facility (g) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	(0)	40,046
HCOB Credit Facility (h) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	(0)	24,744
CACIB, Bank Sinopac, CTBC Credit Facility (i) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	(0)	38,950
Chailease Credit Facility (j) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	(0)	2,608
Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine) (k) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	$ (0)	$ 149,200